Foreign Exchange Gains (Losses), Net - Schedule of Foreign Exchange Gains (Losses), Net (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets:
Advances to suppliers			$ (1.3)
Tax credits		$ (30.9)	(2.2)	$ 28.5
Trade accounts receivable and contract assets		(24.6)	(38.8)	14.6
Cash and cash equivalents and financial investments		(80.8)	(4.0)	204.2
Other		(25.6)	(0.4)	47.5
Total Assets		(161.9)	(46.7)	294.8
Liabilities:
Loans and financing		82.7	6.0	(153.3)
Advances from customers	[1]		25.1	(46.3)
Provisions		24.3	3.8	(27.6)
Taxes and charges payable		13.0	1.6	(21.2)
Accounts payable		17.4	6.8	(18.8)
Suppliers		2.7	0.1	(11.7)
Provisions for contingencies		3.3	(1.3)	(3.2)
Deferred taxes		(1.3)	(1.4)	0.4
Other		(0.9)		(0.5)
Total Liabilities		141.2	40.7	(282.2)
Net monetary and foreign exchange variations		(20.7)	(6.0)	12.6
Derivative instruments		$ 20.7	12.6	(8.2)
Foreign exchange gain (loss), net			$ 6.6	$ 4.4

[1]	See note to 2.2.1(c) for IFRIC 22 adoption discussions.